Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities	a. Marketable securities:

	March 31,
	2022	2021
Short-term marketable securities	$522,028	$418,480
Long-term marketable securities	435,189	557,209
	$957,217	$975,689

Summary of Both Short-Term and Long-Term Marketable Securities
b.
The following is a summary of both short-term and long-term marketable securities by type:

	March 31,
	2022				2021
	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value
Marketable securities:
Corporate bonds	$743,624	$(11,840)	$—	$731,784	$679,315	$4,823	$—	$684,138
Government securities	106,235	(531)	—	105,703	146,057	249	—	146,306
Commercial paper	22,678	(121)	—	22,557	47,934	4	—	47,938
Preferred stock - debt instrument	2,685	(235)	—	2,449	2,990	44	—	3,033
Preferred stock - equity instrument	11,649	—	(1,616)	10,034	10,475	—	77	10,553
Certificates of deposit	46,296	(144)	—	46,152	42,897	27	—	42,924
Municipal bonds	26,683	(276)	—	26,408	23,479	82	—	23,562
Other securities	12,261	(132)	—	12,129	17,115	120	—	17,235
Total marketable securities	$972,111	$(13,279)	$(1,616)	$957,217	$970,262	$5,350	$77	$975,689

Estimated Fair Value of Marketable Securities by Contractual Maturity
c.
The estimated fair value of marketable securities as of March 31, 2022 and 2021, by contractual maturity, are as follows:

	March 31,
	2022		2021
	Amortized	Market	Amortized	Market
	Cost	Value	Cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$953,150	$940,212	$956,797	$962,103
Matures in more than five years	7,312	6,971	2,990	3,033
	960,462	947,183	959,787	965,136
Investment at fair value through Profit & Loss	11,649	10,034	10,475	10,553
	$972,111	$957,217	$970,262	$975,689